Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 005
EBP, Subsequent Event [Line Items]
Subsequent Events

9. SUBSEQUENT EVENTS

Subsequent events were evaluated through June 24, 2026, the date the financial statements were issued. Other than as discussed in Note 8, no events occurred that require additional disclosure or adjustments to the Plan’s financial statements.